Taxes Recoverable	12 Months Ended
Dec. 31, 2024
Taxes Recoverable [Abstract]
Disclosure of taxes recoverable [Text Block]	TAXES RECOVERABLE
12.1Accounting policies
Recoverable taxes represent rights that will be realized, for the most part, through offsets against taxes payable arising from the Company’s operating activities. The Company continually reviews the realizability of these assets. When necessary, provisions are made to ensure that these assets are accounted for at their realizable value.
12.2Breakdown of taxes recoverable

	December 31,
Description	2024	2023

Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	76,420	73,029
Income taxes	317	8,315
Tax on the Circulation of Goods and Services ("ICMS")	53,018	19,940
Withholding income tax	114,454	121,216
Allowance for withheld taxes losses	(4,972)	(3,875)
Others	850	808
	240,087	219,433
Current	203,951	219,433
Non-current	36,136	—